Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of foreign currency exchange rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the Year Ended December 31, 2024	As of and for the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Period-end SGD: US$1 exchange rate	1.37	1.32	1.34
Period-average SGD: US$1 exchange rate	1.34	1.34	1.38
Period-end MYR: US$1 exchange rate	4.47	-	-
Period-average MYR: US$1 exchange rate	4.57	-	-

Schedule of property and equipment useful lives
Expected useful lives
Office equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of intangible assets net
Categories	Useful life
Distribution rights	2-3 years
Software	5 years

Schedule of disaggregated information of revenues

Disaggregated information of revenues by products/services are as follows:

	For the Years Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Property management service:
Property management service – common area management	$2,870,912	$2,628,073	$2,919,335
Property management service – security management	1,051,070	1,078,385	844,960
Total property management service revenue	3,921,982	$3,706,458	$3,764,295

Holistic wellness consumer products and services:
Holistic wellness consumer products	3,262	-	-
Wellness therapies service	75,572	-	-
Licensing service of bioenergy cabin	7,299	-	-
Wellness Membership Program	2,890	-	-
Total holistic wellness consumer products and service revenue	89,023	-	-

Total revenue	4,011,005	3,706,458	3,764,295

Schedule of disaggregated information of cost of revenues

Disaggregated information of cost of revenues by products/services are as follows:

	For the Years Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Property management service:
Property management service – common area management	$2,334,029	$1,983,009	$2,210,703
Property management service – security management	880,833	881,374	683,593
Total property management service cost of revenue	3,214,862	2,864,383	2,894,296

Holistic wellness consumer products and services:
Holistic wellness consumer products	844	-	-
Wellness therapies service	33,144	-	-
Total holistic wellness consumer products and service cost of revenue	33,988	-	-

Total cost of revenues	3,248,850	2,864,383	2,894,296

Schedule of basic and diluted earnings per share

The Company calculates basic and diluted loss per share for continuing operations as follows:

	For the Years Ended December 31
	2024	2023	2022

Numerator
Net loss from continuing operations	$(17,637,783)	$(8,434,781)	$(25,007,905)
Less: Net (loss) income attributable to noncontrolling interest from continuing operations	(34,287)	3,377	(65,124)
Net loss attributable to common shareholders, basic	$(17,603,496)	$(8,438,158)	$(24,942,781)
Denominator
Weighted average number of shares outstanding, basic and diluted	32,459,921	22,900,631	12,029,656
Loss per share, basic and diluted	$(0.54)	$(0.37)	$(2.07)

The Company calculates basic and diluted earnings/ (loss) per share for discontinued operations as follows:

	For the Years Ended December 31
	2024	2023	2022

Numerator
Net income/(loss) attributable to common shareholders, basic	$2,246,340	$(1,601,323)	$58,659
Denominator
Weighted average number of shares outstanding, basic and diluted	32,459,921	22,900,631	12,029,656
Earnings/ (loss) per share, basic and diluted	$0.07	$(0.07)	$0.00